Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000111998 | Cummins9382671
Holdings [Line Items]
Percent of Total Investments	6.20%
C000111998 | Morgan Stanley9382690
Holdings [Line Items]
Percent of Total Investments	5.50%
C000111998 | Lamar Advertising9382688
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111998 | Broadcom9382662
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111998 | Enterprise Products Partners9382680
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111998 | Simon Property Group9382706
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111998 | Old Republic International9382692
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111998 | AbbVie9382655
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111998 | Public Service Enterprise Group9382702
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111998 | Snap-on9382710
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111998 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000111998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000111998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000111998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000111998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000111998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000111998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000111998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000111998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000111999 | Cummins9382671
Holdings [Line Items]
Percent of Total Investments	6.20%
C000111999 | Morgan Stanley9382690
Holdings [Line Items]
Percent of Total Investments	5.50%
C000111999 | Lamar Advertising9382688
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111999 | Broadcom9382662
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111999 | Enterprise Products Partners9382680
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111999 | Simon Property Group9382706
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111999 | Old Republic International9382692
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111999 | AbbVie9382655
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111999 | Public Service Enterprise Group9382702
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111999 | Snap-on9382710
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111999 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111999 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000111999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000111999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000111999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000111999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000111999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000111999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000111999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000111999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%